Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York [Member]	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York [Member] Scenario, Previously Reported [Member]	Jan. 06, 2012 Brooklyn Federal Bancorp [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, net				$ 113,000,000		$ 27,700,000
Securities available-for-sale				42,200,000		170,400,000
Securities held to maturity				4,700,000
Loans receivable				558,500,000		177,500,000
Accrued interest receivable				1,500,000		1,100,000
Other real estate owned				1,000,000
Office properties and equipment, net				7,500,000		5,200,000
Goodwill	77,300,000	77,100,000	22,000,000	38,600,000	38,400,000	16,700,000
Intangible assets				5,000,000		218,000
Other assets				14,700,000	14,900,000	9,300,000
Total assets acquired				786,700,000		408,100,000
Deposits				(777,500,000)		(385,900,000)
Borrowed funds				(5,200,000)		(8,200,000)
Other liabilities				(4,000,000)		(6,400,000)
Total liabilities assumed				(786,700,000)		(400,500,000)
Net assets acquired						$ 7,600,000